CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents		$ 16,658	$ 2,176
Short-term bank deposits		34,022	19,522
Prepaid expenses and other receivables		1,666	428
Total current assets		52,346	22,126
LONG-TERM ASSETS:
Long-term bank deposits		19,000	0
Property and equipment, net		227	97
Other long-term assets		110	95
Total long-term assets		19,337	192
TOTAL ASSETS		71,683	22,318
CURRENT LIABILITIES:
Trade payables		57	305
Accrued expenses and other liabilities		2,295	2,070
Total current liabilities		2,352	2,375
SHAREHOLDERS' EQUITY
Ordinary shares of NIS 0.01 par value - 50,000,000 shares authorized at December 31, 2015 and 2014; 27,865,244 and 14,007,046 issued shares at December 31, 2015 and 2014, respectively; 27,560,920 and 13,702,722 shares outstanding at December 31, 2015 and 2014, respectively		$ 74	$ 39
Treasury shares - 304,324 ordinary shares at December 31, 2015 and 2014	[1]
Additional paid- in capital		$ 140,274	$ 71,472
Accumulated deficit		(71,017)	(51,568)
Total shareholders' equity		69,331	19,943
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 71,683	$ 22,318

[1]	Represents an amount less than $ 1.